Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax liability on sale of assets	$ 0	$ 183
Increase in tax assets owned by foreign subsidiary	$ 1,200